Overview - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Itau Unibanco Participacoes SA [Member]
Disclosure of company overview [line items]
Percentage of common shares ownership	51.00%
Itausa Investimentos SA [Member]
Disclosure of company overview [line items]
Percentage of common shares ownership	38.70%